       As filed with the Securities and Exchange Commission on October 22, 1996
                                              1933 Act Registration No. 33-19338
                                             1940 Act Registration No. 811-05426


                          SECURITIES AND EXCHANGE COMMISSION

                                Washington, D.C. 20549

                                      FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (_X_)

                           Post-Effective Amendment No. 45

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (___)

                                   Amendment No. __

                             G.T. INVESTMENT FUNDS, INC.
               ------------------------------------------------------
               (Exact Name of Registrant as Specified in its Charter)

              50 California Street, 27th Floor, San Francisco, CA 94111
              ---------------------------------------------------------
                       (Address of Principal Executive Office)

          Registrant s Telephone Number, including Area Code: 415-392-6181
          ----------------------------------------------------------------
                               Matthew M. O'Toole, Esq.
                             LGT Asset Management, Inc.
                           50 California Street, 27th Floor
                               San Francisco, CA 94111
                       (Name and Address of Agent for Service)

                                     Copies to:

                               R. Darrell Mounts, Esq.
                             Kirkpatrick & Lockhart LLP
                           1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036-1800

     It is proposed that this filing become effective on:
              (_X_)   Immediately upon filing pursuant to Rule 485(b)
              (___)   On ___________ pursuant to Rule 485(b)
              (___)   60 days after filing pursuant to Rule 485(a)(i)
              (___)   On ___________ pursuant to Rule 485(a)(i)
              (___)   75 days after filing pursuant to Rule 485(a)(ii)
              (___)   On ___________ pursuant to Rule 485(a)(ii)

     If appropriate, check the following box:
              (___)   This post-effective amendment designates  a new  effective date for a previously filed post-effective amendment

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has previously elected to register an indefinite number of its shares of common stock. A Rule 24f-2 Notice for Registrant's fiscal year ended October 31, 1995 was filed on or about December 27, 1995.

                                                       CALCULATION OF REGISTRATION FEE


              Title of Securities Being Registered              Amount of         Proposed       Proposed         Amount of
                                                               Shares Being       Maximum        Maximum        Registration
                                                                Registered        Offering      Aggregate            Fee
                                                                                 Price Per       Offering
                                                                                    Unit          Price


       GT Global Strategic Income Fund                         10,809,439             $11.91        330,002            $100.00
       GT Global Government Income Fund                        18,018,453

       GT Global Health Care Fund                               1,576,719

       GT Global Growth & Income Fund                           7,959,645
       GT Global Latin America Growth Fund                        335,202

       GT Global Telecommunications Fund                        8,331,023
       GT Global Emerging Markets Fund                          2,917,091

       GT Global High Income Fund                               1,249,142

     The fee for the above shares to be registered has been computed on the basis of the price in effect on October 14, 1996 for the GT Global Strategic Income Fund.

     *    Calculation of  the  proposed  maximum offering  price  has  been made pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended (the "1940 Act"). During the Registrant's fiscal year ended October 31, 1995, the Registrant redeemed or repurchased shares of capital stock in the aggregate amount of 479,142,701 ($6,871,651,813). During its current fiscal year the Registrant used 427,973,695 shares ($6,333,647,091) of this amount for a reduction pursuant to paragraph (c) of Rule 24f-2 under the 1940 Act. The Registrant is filing this post-effective amendment to use the remaining 51,169,006 shares of the total redemptions and repurchases during its fiscal year ended October 31, 1995 to reduce the fee that would otherwise be required for the shares registered hereby. During the current fiscal year the Registrant has filed no other post-effective amendments for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2 under the 1940 Act.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 17th day of October, 1996.

                                       G.T. INVESTMENT FUNDS, INC.

                                            /s/ David A. Minella
                                            -------------------------
                                       By:  David A. Minella*
                                             President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of G.T. Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on October 17, 1996.


     David A. Minella*                          President, Director and
                                                Chairman of the Board
                                                (Principal Executive Officer)

       /s/  JAMES R. TUFTS                      Vice President, Treasurer
     ---------------------------------          and Principal Financial Officer
     James R. Tufts

       /s/  KENNETH W. CHANCEY                  Vice President and Principal
     ---------------------------------          Accounting Officer
     Kenneth W. Chancey


     C. Derek Anderson*                         Director
     Arthur C. Patterson*                       Director
     Frank S. Bayley*                           Director
     Ruth H. Quigley*                           Director

     *By:    /s/  DAVID J. THELANDER
              --------------------------
             David J. Thelander
             Attorney-in-Fact, pursuant to
             Power of Attorney previously filed
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